Cover	Apr. 08, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K originally filed by Investcorp AI Acquisition Corp. (the “Company”) with the Securities and Exchange Commission on April 13, 2026 (the “Original 8-K”). The Company is filing this Amendment to correct certain narrative disclosure regarding the Sponsor Support Agreement. Except as expressly set forth in this Amendment, no other substantive changes have been made to the Original 8-K. This Amendment does not reflect events occurring after the filing of the Original 8-K.
Document Period End Date	Apr. 08, 2026
Entity File Number	001-41383
Entity Registrant Name	Investcorp AI Acquisition Corp.
Entity Central Index Key	0001852889
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Century Yard, Cricket Square
Entity Address, Address Line Two	Elgin Avenue
Entity Address, Address Line Three	P.O. Box 1111
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	302
Local Phone Number	738-7210
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IVCAUF
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCAF
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IVCAWF